Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2014
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

				December 31,
	Currency	Interest %	Years of maturity	2014	2013
Long-term loans (*)	USD	Libor + 1.12%	mainly 2-3	$126,000	$95,455
	NIS (**)	3 - 4.1%	mainly 3	117,451	128,299
	Other	Libor + 1.0-3.28%	mainly 2-3	712	700
				244,163	224,454
Less: current maturities				23,447	245
				$220,716	$224,209
(*)    For covenants see Note 20(F).
(**)    Includes derivative instrument defined as hedge accounting. See Note 2(Y).

Summary Of Maturities Of Long-Term Loans	The maturities of these loans for periods after December 31, 2014, are as follows:

2015 - current maturities	$23,447
2016	173,279
2017	46,462
2018 and after	975
$244,163